STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities:
Net income (loss)	$ 17,568,412	$ (10,506,796)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investment held in Trust Account	(27,789)
Excess of the fair value of private placement warrants over the cash received		2,932,800
Warrant issuance costs		1,044,453
Realized gain and interest earned on investment held in Trust Account		(1,845,876)
Unrealized (gain)/loss on fair value changes of warrants	(23,303,840)	7,813,200
Changes in current assets and current liabilities:
Prepaid expenses and other expenses	(30,459)	(16,589)
Accrued offering costs and expenses	3,239,666	28,509
Due to related party	1,603,748	10,080
Net cash used in operating activities	(950,262)	(540,219)
Cash Flows from Investing Activities:
Cash deposited into Trust Account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' fees	276,000,000	276,000,000
Proceeds from private placement		7,520,000
Repayment of Sponsor loan		(300,000)
Payments of offering costs		(5,998,175)
Net cash provided by financing activities		277,221,825
Net Change in Cash	(950,262)	681,606
Cash - Beginning	981,606	300,000
Cash - Ending	31,344	981,606
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriting fee payable		$ 9,660,000
Deferred offering costs GEM warrant	$ 4,000,159